RECD S.E.C.
NOV 1 7 1998
028

NON-PUBLIC 28-6078

13FCON P 11/14/00

OMB APPROVAL
98 12 5453

SEC USE ONLY

UNITES STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended September 30, 1998.

(Please read instructions before preparing form.)

PROCESSED
APR 2 5 2002
THOMSON FINANCIAL

CONFIDENTIAL TREATMENT EXPIRED

If amended report check here: ☐

HBK Investments, L.P.
Name of Institutional Investment Manager

300 Crescent Court, Suite 300 Dallas TX 75201
Business Address (Street) (City) (State) (Zip)

H. Michael Reese (214) 758-6160 Chief Fiancial Officer
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dallas and State of Texas on the 16th day of November, 1998.

HBK Investments L.P.
(Name of Institutional Investment Manager)

H Michael Reese
(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): *(List in alphabetical order).*

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:	13F File No.:	Name:	13F File No.:
1.		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 Name of Issuer	ITEM #2 Title of Class	ITEM #3 CUSIP#	ITEM #4 Total MV of Position	ITEM #5 Total # of shares
AMERICAN BANKERS INSURANCE	COM	024456105	22,992,500.00	541,000
AMERICAN STORES CO NEW	COM	030096101	26,615,843.75	826,900
AMOCO CORP	COM	031905102	25,412,837.50	471,700
CKS GROUP INC	COM	12561L109	472,500.00	27,000
CHEMFIRST INC	COM	16361A106	14,609,362.50	828,900
CHRYSLER CORP	COM	171196108	57,497,875.00	1,201,000
CIRCON CORP	COM	172736100	1,257,025.00	130,600
CITIZENS UTILS CO DEL	CL B	177342201	16,033,062.51	1,973,300
COLEMAN INC NEW	COM	193559101	18,866,300.00	2,039,600
CRESTAR FINL CORP	COM	226091106	12,093,425.00	213,100
DII GROUP INC	COM	232949107	1,693,125.00	140,000
DAIMLER BENZ A G	SPONSORED ADR	233829308	14,249,996.44	173,913
FREEPORT-MCMORAN SULPHUR INC	COM	35671R104	478,500.00	46,400
LOEWEN GROUP INC	COM	54042L100	5,578,450.00	378,200
PAGE TOTAL			217,850,802.70	

CONFIDENTIAL TREATMENT REQUESTED

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 Name of Issuer	ITEM #2 Title of Class	ITEM #3 CUSIP#	ITEM #4 Total MV of Position	ITEM #5 Total # of shares
LOEWEN GROUP INC JC OCT 15 C	COM	54042L900	368,750.00	25,000
MILLICOM INTL CELLULAR S A	ORD	L6388F102	8,510,000.00	340,400
MIDAMERICAN ENERGY HLDGS CO	COM	595920109	8,417,700.00	318,400
MIDWAY GAMES INC	COM	598148104	7,474,156.25	639,500
NAVIGANT INTL INC	COM	63935R108	2,740,156.25	461,500
PENNZOIL CO	COM	709903108	12,447,187.50	355,000
SCHOOL SPECIALTY INC	COM	807863105	2,959,368.75	191,700
STONE CONTAINER CORP	COM	861589109	4,611,787.50	534,700
SUNAMERICA INC	COM	866930100	45,054,600.00	738,600
SUNBEAM CORP	COM	867071102	840,700.00	120,100
SUNBEAM VG OCT 35 P	PUT	867071952	2,100.00	300
TELE COMMUNICATIONS INTL INC MX JAN 22.5 P	PUT	87924H952	1,040,625.00	50,000
TELE COMMUNICATIONS INC NEW	COM TCI GRP A	87924V101	71,745,996.88	1,832,300
TELE COMMUNICATIONS INC NEW	COM TCI VENT A	87924V887	13,429,687.51	750,000
TELEPHONE & DATA SYS INC	COM	879433100	10,462,500.00	300,000
PAGE TOTAL			190,105,315.64	

CONFIDENTIAL TREATMENT REQUESTED

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 Name of Issuer	ITEM #2 Title of Class	ITEM #3 CUSIP#	ITEM #4 Total MV of Position	ITEM #5 Total # of shares
TOYS R US ME JAN 25 P	PUT	892335950	647,500.00	40,000
U S OFFICE PRODS CO	COM NEW	912325305	3,878,290.63	482,900
USWEB CORP	COM	917327108	1,632,812.50	125,000
WELLS FARGO & CO DEL	COM	949740104	14,661,500.00	41,300
PAGE TOTAL			**20,820,103.13**	
GRAND TOTAL			**428,776,221**	

CONFIDENTIAL TREATMENT REQUESTED

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 Name of Issuer	ITEM #2 Title of Class	ITEM #2 Title of Class	ITEM #3 CUSIP#	ITEM #4 Total MV of Position	ITEM #5 Total # of shares
1) AMF BOWLING INC		DBCV ZERO 144A18	03113VAA7	24,105,567	202,150,000
2) SUNBEAM CORP		SRSDCV ZRO144A18	867071AA0	38,730,120	234,728,000
PAGE TOTAL				62,835,687	

CONFIDENTIAL TREATMENT REQUESTED